Investments (Details) - EBP 030 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total	$ 98,111	$ 100,177
Traditional GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total	4,066	4,596
Constant duration synthetic GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total	$ 94,045	$ 95,581